Post-Employment Benefits (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Post-Employment Benefits
Expense for defined contribution plans	€ 569	€ 635	€ 465
Contributions	€ 0	€ 1
Liabilities for defined contribution plans | $				$ 0	$ 0